SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
SEGMENT INFORMATION
Summary of geographic disclosure

As at December 31, 2025	Canada	United States	Australia	Total
Current assets	$117,888,743	$721,059	$407,134	$119,016,936
Property and equipment	680,859	15,132,305	—	15,813,164
Exploration and evaluation assets	112,337,763	139,495,657	27,258,399	279,091,819
Other non-current assets	—	2,292,210	744,152	3,036,362
Total assets	$230,907,365	$157,641,231	$28,409,685	$416,958,281
Total liabilities	$12,713,435	$2,020,014	$798,746	$15,532,195

As at December 31, 2024	Canada	United States	Australia	Total
Current assets	$59,282,638	$193,709	$110,056	$59,586,403
Property and equipment	689,410	15,542,892	—	16,232,302
Exploration and evaluation assets	95,738,413	141,027,791	25,524,894	262,291,098
Other non-current assets	—	2,314,201	411,019	2,725,220
Total assets	$155,710,461	$159,078,593	$26,045,969	$340,835,023
Total liabilities	$35,220,994	$1,837,525	$613,345	$37,671,864

		United
Year ended December 31, 2025	Canada	States	Australia	Total
Share-based compensation	$6,261,824	$—	$87,092	$6,348,916
Administrative salaries, contractor and director fees	4,264,052	78,492	94,114	4,436,658
Investor relations	1,640,925	—	—	1,640,925
Office and administrative	970,030	89,040	32,164	1,091,234
Professional and consultant fees	3,539,604	408,770	—	3,948,374
Travel	638,326	8,079	—	646,405
Public company costs	1,312,607	—	—	1,312,607
Total general and administrative expenditure	$18,627,368	$584,381	$213,370	$19,425,119

		United
Year ended December 31, 2024	Canada	States	Australia	Total
Share-based compensation	$5,181,245	$—	$103,900	$5,285,145
Administrative salaries, contractor and director fees	4,972,700	74,914	72,413	5,120,027
Investor relations	897,110	—	—	897,110
Office and administrative	637,603	132,386	33,483	803,472
Professional and consultant fees	3,653,186	783,468	—	4,436,654
Travel	565,145	—	—	565,145
Public company costs	559,212	—	—	559,212
Total general and administrative expenditure	$16,466,201	$990,768	$209,796	$17,666,765